Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
Background. Item 402(v) of the SEC’s Regulation S-K, which was mandated by the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, requires disclosure of information that demonstrates the relationship between executive compensation actually paid (referred to herein as “CAP”) and the financial performance of Arconic. We have included the table and disclosure below in accordance with the final rule.
Pay Versus Performance Table.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total Compensation for CEO	Compensation Actually Paid to CEO(2,3,4)	Average Summary Compensation Table Total Compensation for Other Non-CEO NEOs(1,5)	Average Compensation Actually Paid to Other Non-CEO NEOs(1,2,3,4,5)	Cumulative TSR(6)	Peer Group Cumulative TSR(6,7)	Net Income (Loss)	Adjusted EBITDA(8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$7,770,213	($4,740,916)	$1,650,814	$23,861	$306	$220	($182.0)	$706.0
2021	$10,686,391	$7,977,091	$2,373,273	$1,128,722	$477	$228	($397.0)	$712.0
2020	$6,325,777	$17,090,645	$1,475,093	$3,464,810	$431	$178	($109.0)	$633.4
(1)
Non-CEO NEOs included Erick R. Asmussen, Diana B. Perreiah, Mark J. Vrablec, and Robert L. Woodall for 2022, and Erick R. Asmussen, Melissa M. Miller, Mark J. Vrablec and Diana C. Toman for each of 2021 and 2020.

(2)
The dollar amounts reported in columns (c) and (e) represent the CAP to the CEO and Other Non-CEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the CEO or other NEOs, respectively, during the applicable year.

(3)	For purposes of calculating CAP:
i.
For 2022, 2021 and 2020, (A) the Total Compensation, as reported in the Summary Compensation Table (“SCT Total Compensation”), of the CEO was reduced by $6,064,202, $7,998,237 and $4,374,926 respectively, and the SCT Total Compensation of the other NEOs was reduced, on average, by $781,339, $1,256,619 and $675,327, respectively, reflecting the grant date fair values of awards granted in the applicable year and reported in column (g) of the “Summary Compensation Table” and (B) the SCT Total Compensation of the CEO was subsequently increased by $2,598,775, $7,499,385 and $13,907,134 respectively, and the SCT Total Compensation of the other NEOs was subsequently increased, on average, by $375,602, $869,607, and $2,146,748, respectively, reflecting the fair value of all such awards outstanding and unvested as of each such date.

ii.
For 2022, 2021 and 2020, the SCT Total Compensation of the CEO was increased (reduced) by ($9,045,702), ($1,342,765) and $1,842,930, respectively, and the SCT Total Compensation of the other NEOs was increased (reduced), on average, by ($1,221,216), ($857,539) and $695,124, respectively, reflecting the change in fair value from December 31 of the prior year to December 31 of the applicable year of any awards granted in a prior year that are outstanding and unvested as of December 31 of the applicable year.

iii.	No adjustments were made for any of 2022, 2021 and 2020 related to awards that are granted and vest in the same year, as there were no such awards granted in any applicable year.
iv.
For 2022, 2021 and 2020, the SCT Total Compensation of the CEO was increased (reduced) by ($326,687), $1,210,122 and ($314,585), respectively, and the SCT Total Compensation of the other NEOs was increased (reduced), on average, by ($123,537), $433,389 and $197,045, respectively, reflecting the change in fair value from December 31 of the prior year to the vesting date of any awards granted in any prior year as to which all vesting conditions were satisfied during the applicable year. 2020-2022 PRSU awards granted in 2020 vest on April 17, 2023. Accordingly, the fair value for these awards was determined based on the closing price of Arconic common stock on December 31, 2022 rather than a Monte Carlo simulation due to the fact that the performance achievement was determinable as of that date.

v.
For 2020, the SCT Total Compensation of the CEO was reduced by $298,025, and the SCT Total Compensation of the other NEOs was reduced, on average, by $22,502 reflecting the fair value as of December 31 of the prior year of any awards granted in any prior year as to which vesting conditions failed to be met during the applicable year. No PRSUs were granted that would have vested in 2022, and the payout factor for PRSUs granted in 2018 that vested in 2021 was already determined in 2020 prior to the Separation based on a truncated 2018-2019 performance period.

vi.
No amounts were deducted for 2022, 2021 or 2020 reflecting changes in the actuarial present value of accumulated pension benefits because such amounts were negative as to the CEO and the other NEOs participating in such pension plans for all periods.

vii.
No amounts were added related to actuarially determined service cost and prior service cost for services related to defined benefit pension plans during the applicable year as Arconic froze benefit accruals as of April 1, 2018.

viii.	No amounts were added to reflect the value of dividends or other earnings paid on stock or option awards because no dividends or earnings were paid during any period.
ix.	No amounts were added or deducted related to adjustments to the exercise price of options or stock appreciation awards because no such adjustments were made during any period.
For purposes of the foregoing, the fair value of the stock awards at all applicable dates was calculated using the same methodology (including applicable assumptions) as used to account for share-based payments in Arconic’s financial statements. The assumptions used in calculating the fair value of awards at the applicable dates did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable year, except that (i) (A) the calculations of the fair value of the 2022-2024 PRSUs as of December 31, 2022 assumed a payout at 11.9%, (B) the calculation of the fair value of the 2021-2023 PRSUs as of December 31, 2022 and 2021 assumed a payout at 20.4% and 100%, respectively, and (C) the calculation of the fair value of the 2020-2022 PRSUs as of December 31, 2022, 2021 and 2020, assumed a payout at 7.9%, 8.3% and 100%, respectively, which was in each case the probable outcome of the applicable performance conditions as of December 31 of the applicable years, respectively, compared to the calculations of the grant date fair value of such PRSUs, which assumed a payout at target; (ii) the share price used to determine fair value as of December 31, 2022, 2021 and 2020 differed, in some cases materially, from the share price used to determine the grant date fair values; and (iii) for awards subject to the Relative TSR metric, the share price, risk-free interest rate based on the remaining performance period and estimated volatility assumptions used in the Monte Carlo calculations to determine the fair value as of December 31, 2022, 2021 and 2020 differed, in some cases materially, from the share price, risk-free interest rate based on the remaining performance period and estimated volatility assumptions used in the Monte Carlo calculations to determine the grant date fair values. For a discussion of the assumptions used to estimate the fair value of stock awards, please refer to the following sections of the Company’s Annual Report on Form 10-K for the year ended December 31, 2022: “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Critical Accounting Policies and Estimates—Stock-Based Compensation,” and “Stock-Based Compensation” in Notes B and K to the Consolidated Financial Statements.
(4)
The CAP to the CEO reflects the relatively high proportion of Mr. Myers’ total compensation comprised of stock awards compared to the other NEOs granted in periods prior to 2020, which vested during, or were outstanding and unvested during, the covered period. Mr. Myers is the only NEO who was also a named executive officer of ParentCo prior to the Separation. Accordingly, Mr. Myers was compensated by ParentCo at levels commensurate with his position as a named executive officer (including the amount of stock awards and the proportion of PRSUs to RSUs), whereas Ms. Miller and Mr. Vrablec (who are included in other NEOS for 2020 and 2021) were compensated by ParentCo at levels commensurate with their non-executive positions at ParentCo (including the amount of stock awards and the proportion of PRSUs to RSUs), and Mr. Asmussen and Ms. Toman (who are included in other NEOs for 2020 and 2021) did not serve at ParentCo.

(5)
Both Average SCT Total Compensation for Other Non-CEO NEOs and Average CAP to Other Non-CEO NEOs are impacted by changes in the NEOs included in the calculations. Ms. Toman separated from Arconic effective December 31, 2021, and the 2021 information in column (d) and column (e) reflects separation payments totaling $1.4 million and the 2021 information in column (e) reflects a negative adjustment of $2.34 million based on the cancellation and forfeiture of Ms. Toman’s equity awards having a value of $3.7 million as of December 31, 2021 in connection with her separation. Ms. Perreiah and Mr. Woodall were appointed to their current positions effective August 5, 2022, and the 2022 information in column (d) and column (e) reflects their lower base salaries for the period prior to their appointments, 2022 equity grants commensurate with their prior non-executive positions, and cash incentive compensation awards based 40% on the performance of the Building and Construction Systems business (with respect to Ms. Perreiah) and 40% on the Rolled Products International business (with respect to Mr. Woodall), both of which resulted in higher achievement compared to target than the achievement levels of company-wide performance metrics applicable to Mr. Myers, Mr. Asmussen and Mr. Vrablec.

(6)	TSR for 2020 is calculated from April 1, 2020, which was the date that “regular way” trading in the Company’s common stock commenced following the Separation.
(7)
We selected the S&P 1000® Materials Index (referred to herein as the “Materials Index”) as our peer group for purposes of this disclosure, which index is comprised of 59 companies categorized by S&P as active in the “materials” market sector, including Arconic and other small-cap and mid-cap metals, mining, and materials companies. The Materials Index also is the same performance peer group selected by the Compensation Committee for determining the achievement of Relative TSR targets for PRSUs granted beginning with the addition of Relative TSR as a stand-alone performance metric in 2021. See “Compensation Discussion and Analysis—2022 Compensation Structure and Plan Design—Long-Term Incentive Compensation” for additional information.

(8)
Adjusted EBITDA is a non-GAAP financial measure. See “Appendix A—Reconciliation of Non-GAAP Financial Measures for Annual Cash Incentive Compensation” for additional information. In addition, for 2022, the Compensation Committee approved normalizing adjustments to Adjusted EBITDA to reflect the estimated impact of Arconic’s divestiture of its Russian operations in November 2022 on Adjusted EBITDA, and the estimated impact of energy price volatility, costs related to inflation and reduced demand in the European markets resulting from the conflict between Russia and Ukraine, all of which were determined to be outside of management’s control. See “Compensation Discussion and Analysis—2022 Compensation Structure and Plan Design—Annual Cash Incentive Compensation” for additional information.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
Non-CEO NEOs included Erick R. Asmussen, Diana B. Perreiah, Mark J. Vrablec, and Robert L. Woodall for 2022, and Erick R. Asmussen, Melissa M. Miller, Mark J. Vrablec and Diana C. Toman for each of 2021 and 2020.

Peer Group Issuers, Footnote [Text Block]
(7)
We selected the S&P 1000® Materials Index (referred to herein as the “Materials Index”) as our peer group for purposes of this disclosure, which index is comprised of 59 companies categorized by S&P as active in the “materials” market sector, including Arconic and other small-cap and mid-cap metals, mining, and materials companies. The Materials Index also is the same performance peer group selected by the Compensation Committee for determining the achievement of Relative TSR targets for PRSUs granted beginning with the addition of Relative TSR as a stand-alone performance metric in 2021. See “Compensation Discussion and Analysis—2022 Compensation Structure and Plan Design—Long-Term Incentive Compensation” for additional information.

PEO Total Compensation Amount	$ 7,770,213	$ 10,686,391	$ 6,325,777
PEO Actually Paid Compensation Amount	$ (4,740,916)	7,977,091	17,090,645
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in columns (c) and (e) represent the CAP to the CEO and Other Non-CEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the CEO or other NEOs, respectively, during the applicable year.

(3)	For purposes of calculating CAP:
i.
For 2022, 2021 and 2020, (A) the Total Compensation, as reported in the Summary Compensation Table (“SCT Total Compensation”), of the CEO was reduced by $6,064,202, $7,998,237 and $4,374,926 respectively, and the SCT Total Compensation of the other NEOs was reduced, on average, by $781,339, $1,256,619 and $675,327, respectively, reflecting the grant date fair values of awards granted in the applicable year and reported in column (g) of the “Summary Compensation Table” and (B) the SCT Total Compensation of the CEO was subsequently increased by $2,598,775, $7,499,385 and $13,907,134 respectively, and the SCT Total Compensation of the other NEOs was subsequently increased, on average, by $375,602, $869,607, and $2,146,748, respectively, reflecting the fair value of all such awards outstanding and unvested as of each such date.

ii.
For 2022, 2021 and 2020, the SCT Total Compensation of the CEO was increased (reduced) by ($9,045,702), ($1,342,765) and $1,842,930, respectively, and the SCT Total Compensation of the other NEOs was increased (reduced), on average, by ($1,221,216), ($857,539) and $695,124, respectively, reflecting the change in fair value from December 31 of the prior year to December 31 of the applicable year of any awards granted in a prior year that are outstanding and unvested as of December 31 of the applicable year.

iii.	No adjustments were made for any of 2022, 2021 and 2020 related to awards that are granted and vest in the same year, as there were no such awards granted in any applicable year.
iv.
For 2022, 2021 and 2020, the SCT Total Compensation of the CEO was increased (reduced) by ($326,687), $1,210,122 and ($314,585), respectively, and the SCT Total Compensation of the other NEOs was increased (reduced), on average, by ($123,537), $433,389 and $197,045, respectively, reflecting the change in fair value from December 31 of the prior year to the vesting date of any awards granted in any prior year as to which all vesting conditions were satisfied during the applicable year. 2020-2022 PRSU awards granted in 2020 vest on April 17, 2023. Accordingly, the fair value for these awards was determined based on the closing price of Arconic common stock on December 31, 2022 rather than a Monte Carlo simulation due to the fact that the performance achievement was determinable as of that date.

v.
For 2020, the SCT Total Compensation of the CEO was reduced by $298,025, and the SCT Total Compensation of the other NEOs was reduced, on average, by $22,502 reflecting the fair value as of December 31 of the prior year of any awards granted in any prior year as to which vesting conditions failed to be met during the applicable year. No PRSUs were granted that would have vested in 2022, and the payout factor for PRSUs granted in 2018 that vested in 2021 was already determined in 2020 prior to the Separation based on a truncated 2018-2019 performance period.

vi.
No amounts were deducted for 2022, 2021 or 2020 reflecting changes in the actuarial present value of accumulated pension benefits because such amounts were negative as to the CEO and the other NEOs participating in such pension plans for all periods.

vii.
No amounts were added related to actuarially determined service cost and prior service cost for services related to defined benefit pension plans during the applicable year as Arconic froze benefit accruals as of April 1, 2018.

viii.	No amounts were added to reflect the value of dividends or other earnings paid on stock or option awards because no dividends or earnings were paid during any period.
ix.	No amounts were added or deducted related to adjustments to the exercise price of options or stock appreciation awards because no such adjustments were made during any period.
For purposes of the foregoing, the fair value of the stock awards at all applicable dates was calculated using the same methodology (including applicable assumptions) as used to account for share-based payments in Arconic’s financial statements. The assumptions used in calculating the fair value of awards at the applicable dates did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable year, except that (i) (A) the calculations of the fair value of the 2022-2024 PRSUs as of December 31, 2022 assumed a payout at 11.9%, (B) the calculation of the fair value of the 2021-2023 PRSUs as of December 31, 2022 and 2021 assumed a payout at 20.4% and 100%, respectively, and (C) the calculation of the fair value of the 2020-2022 PRSUs as of December 31, 2022, 2021 and 2020, assumed a payout at 7.9%, 8.3% and 100%, respectively, which was in each case the probable outcome of the applicable performance conditions as of December 31 of the applicable years, respectively, compared to the calculations of the grant date fair value of such PRSUs, which assumed a payout at target; (ii) the share price used to determine fair value as of December 31, 2022, 2021 and 2020 differed, in some cases materially, from the share price used to determine the grant date fair values; and (iii) for awards subject to the Relative TSR metric, the share price, risk-free interest rate based on the remaining performance period and estimated volatility assumptions used in the Monte Carlo calculations to determine the fair value as of December 31, 2022, 2021 and 2020 differed, in some cases materially, from the share price, risk-free interest rate based on the remaining performance period and estimated volatility assumptions used in the Monte Carlo calculations to determine the grant date fair values. For a discussion of the assumptions used to estimate the fair value of stock awards, please refer to the following sections of the Company’s Annual Report on Form 10-K for the year ended December 31, 2022: “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Critical Accounting Policies and Estimates—Stock-Based Compensation,” and “Stock-Based Compensation” in Notes B and K to the Consolidated Financial Statements.
(4)
The CAP to the CEO reflects the relatively high proportion of Mr. Myers’ total compensation comprised of stock awards compared to the other NEOs granted in periods prior to 2020, which vested during, or were outstanding and unvested during, the covered period. Mr. Myers is the only NEO who was also a named executive officer of ParentCo prior to the Separation. Accordingly, Mr. Myers was compensated by ParentCo at levels commensurate with his position as a named executive officer (including the amount of stock awards and the proportion of PRSUs to RSUs), whereas Ms. Miller and Mr. Vrablec (who are included in other NEOS for 2020 and 2021) were compensated by ParentCo at levels commensurate with their non-executive positions at ParentCo (including the amount of stock awards and the proportion of PRSUs to RSUs), and Mr. Asmussen and Ms. Toman (who are included in other NEOs for 2020 and 2021) did not serve at ParentCo.

Non-PEO NEO Average Total Compensation Amount	$ 1,650,814	2,373,273	1,475,093
Non-PEO NEO Average Compensation Actually Paid Amount	$ 23,861	1,128,722	3,464,810
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
The dollar amounts reported in columns (c) and (e) represent the CAP to the CEO and Other Non-CEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the CEO or other NEOs, respectively, during the applicable year.

(3)	For purposes of calculating CAP:
i.
For 2022, 2021 and 2020, (A) the Total Compensation, as reported in the Summary Compensation Table (“SCT Total Compensation”), of the CEO was reduced by $6,064,202, $7,998,237 and $4,374,926 respectively, and the SCT Total Compensation of the other NEOs was reduced, on average, by $781,339, $1,256,619 and $675,327, respectively, reflecting the grant date fair values of awards granted in the applicable year and reported in column (g) of the “Summary Compensation Table” and (B) the SCT Total Compensation of the CEO was subsequently increased by $2,598,775, $7,499,385 and $13,907,134 respectively, and the SCT Total Compensation of the other NEOs was subsequently increased, on average, by $375,602, $869,607, and $2,146,748, respectively, reflecting the fair value of all such awards outstanding and unvested as of each such date.

ii.
For 2022, 2021 and 2020, the SCT Total Compensation of the CEO was increased (reduced) by ($9,045,702), ($1,342,765) and $1,842,930, respectively, and the SCT Total Compensation of the other NEOs was increased (reduced), on average, by ($1,221,216), ($857,539) and $695,124, respectively, reflecting the change in fair value from December 31 of the prior year to December 31 of the applicable year of any awards granted in a prior year that are outstanding and unvested as of December 31 of the applicable year.

iii.	No adjustments were made for any of 2022, 2021 and 2020 related to awards that are granted and vest in the same year, as there were no such awards granted in any applicable year.
iv.
For 2022, 2021 and 2020, the SCT Total Compensation of the CEO was increased (reduced) by ($326,687), $1,210,122 and ($314,585), respectively, and the SCT Total Compensation of the other NEOs was increased (reduced), on average, by ($123,537), $433,389 and $197,045, respectively, reflecting the change in fair value from December 31 of the prior year to the vesting date of any awards granted in any prior year as to which all vesting conditions were satisfied during the applicable year. 2020-2022 PRSU awards granted in 2020 vest on April 17, 2023. Accordingly, the fair value for these awards was determined based on the closing price of Arconic common stock on December 31, 2022 rather than a Monte Carlo simulation due to the fact that the performance achievement was determinable as of that date.

v.
For 2020, the SCT Total Compensation of the CEO was reduced by $298,025, and the SCT Total Compensation of the other NEOs was reduced, on average, by $22,502 reflecting the fair value as of December 31 of the prior year of any awards granted in any prior year as to which vesting conditions failed to be met during the applicable year. No PRSUs were granted that would have vested in 2022, and the payout factor for PRSUs granted in 2018 that vested in 2021 was already determined in 2020 prior to the Separation based on a truncated 2018-2019 performance period.

vi.
No amounts were deducted for 2022, 2021 or 2020 reflecting changes in the actuarial present value of accumulated pension benefits because such amounts were negative as to the CEO and the other NEOs participating in such pension plans for all periods.

vii.
No amounts were added related to actuarially determined service cost and prior service cost for services related to defined benefit pension plans during the applicable year as Arconic froze benefit accruals as of April 1, 2018.

viii.	No amounts were added to reflect the value of dividends or other earnings paid on stock or option awards because no dividends or earnings were paid during any period.
ix.	No amounts were added or deducted related to adjustments to the exercise price of options or stock appreciation awards because no such adjustments were made during any period.
For purposes of the foregoing, the fair value of the stock awards at all applicable dates was calculated using the same methodology (including applicable assumptions) as used to account for share-based payments in Arconic’s financial statements. The assumptions used in calculating the fair value of awards at the applicable dates did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable year, except that (i) (A) the calculations of the fair value of the 2022-2024 PRSUs as of December 31, 2022 assumed a payout at 11.9%, (B) the calculation of the fair value of the 2021-2023 PRSUs as of December 31, 2022 and 2021 assumed a payout at 20.4% and 100%, respectively, and (C) the calculation of the fair value of the 2020-2022 PRSUs as of December 31, 2022, 2021 and 2020, assumed a payout at 7.9%, 8.3% and 100%, respectively, which was in each case the probable outcome of the applicable performance conditions as of December 31 of the applicable years, respectively, compared to the calculations of the grant date fair value of such PRSUs, which assumed a payout at target; (ii) the share price used to determine fair value as of December 31, 2022, 2021 and 2020 differed, in some cases materially, from the share price used to determine the grant date fair values; and (iii) for awards subject to the Relative TSR metric, the share price, risk-free interest rate based on the remaining performance period and estimated volatility assumptions used in the Monte Carlo calculations to determine the fair value as of December 31, 2022, 2021 and 2020 differed, in some cases materially, from the share price, risk-free interest rate based on the remaining performance period and estimated volatility assumptions used in the Monte Carlo calculations to determine the grant date fair values. For a discussion of the assumptions used to estimate the fair value of stock awards, please refer to the following sections of the Company’s Annual Report on Form 10-K for the year ended December 31, 2022: “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Critical Accounting Policies and Estimates—Stock-Based Compensation,” and “Stock-Based Compensation” in Notes B and K to the Consolidated Financial Statements.
(4)
The CAP to the CEO reflects the relatively high proportion of Mr. Myers’ total compensation comprised of stock awards compared to the other NEOs granted in periods prior to 2020, which vested during, or were outstanding and unvested during, the covered period. Mr. Myers is the only NEO who was also a named executive officer of ParentCo prior to the Separation. Accordingly, Mr. Myers was compensated by ParentCo at levels commensurate with his position as a named executive officer (including the amount of stock awards and the proportion of PRSUs to RSUs), whereas Ms. Miller and Mr. Vrablec (who are included in other NEOS for 2020 and 2021) were compensated by ParentCo at levels commensurate with their non-executive positions at ParentCo (including the amount of stock awards and the proportion of PRSUs to RSUs), and Mr. Asmussen and Ms. Toman (who are included in other NEOs for 2020 and 2021) did not serve at ParentCo.

(5)
Both Average SCT Total Compensation for Other Non-CEO NEOs and Average CAP to Other Non-CEO NEOs are impacted by changes in the NEOs included in the calculations. Ms. Toman separated from Arconic effective December 31, 2021, and the 2021 information in column (d) and column (e) reflects separation payments totaling $1.4 million and the 2021 information in column (e) reflects a negative adjustment of $2.34 million based on the cancellation and forfeiture of Ms. Toman’s equity awards having a value of $3.7 million as of December 31, 2021 in connection with her separation. Ms. Perreiah and Mr. Woodall were appointed to their current positions effective August 5, 2022, and the 2022 information in column (d) and column (e) reflects their lower base salaries for the period prior to their appointments, 2022 equity grants commensurate with their prior non-executive positions, and cash incentive compensation awards based 40% on the performance of the Building and Construction Systems business (with respect to Ms. Perreiah) and 40% on the Rolled Products International business (with respect to Mr. Woodall), both of which resulted in higher achievement compared to target than the achievement levels of company-wide performance metrics applicable to Mr. Myers, Mr. Asmussen and Mr. Vrablec.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationships Between Compensation Paid and Company Performance.
Total Shareholder Return. The graph below presents, for the cumulative period from April 1, 2020 – December 31, 2022, the relationship between the CAP to our CEO and the average CAP to our other NEOs and each of Arconic’s TSR and the TSR of the Materials Index. April 1, 2020 was the date that “regular way” trading in the Company’s common stock commenced following the Separation.

As demonstrated by the graph above, CAP to our CEO and the average CAP to our other NEOs is generally aligned with Arconic’s TSR as well as the TSR of the Materials Index. CAP to the CEO and to the other NEOs was higher among the reported periods when Arconic achieved higher year-end closing stock prices in 2020 and 2021, reflecting the high proportion of variable pay at risk for the CEO and the other NEOs. Conversely, CAP to the CEO and the other NEOs was lowest in 2022 due to the challenging market conditions and financial performance reflected in Arconic's lower closing stock price in 2022. While average CAP to the other NEOs was subject to deviations, primarily due to the factors outlined in note 5 to the “Pay for Performance Table”, the average CAP to the other NEOs is generally aligned with Arconic’s TSR and the TSR of the Materials Index.

Compensation Actually Paid vs. Net Income [Text Block]
Relationships Between Compensation Paid and Company Performance.
Net Income and Adjusted EBITDA. The graph below presents, for each of the years ended December 31, 2022, 2021 and 2020, the relationship between the CAP to our CEO and the average CAP to our other NEOs and each of Arconic’s net income (loss) and Adjusted EBITDA.

As demonstrated by the graph above, CAP to our CEO and to the other NEOs is generally aligned with Arconic’s Adjusted EBITDA reflecting the weighting of the Adjusted EBITDA performance metric with respect to both annual cash incentive compensation and PRSUs granted in each year of the reported period. See “Compensation Discussion & Analysis—2022 Compensation Structure and Design—Annual Cash Incentive Compensation” and “—Long-Term Incentive Compensation” for
additional information. The Compensation Committee did not use net income as a metric for purposes of determining or paying compensation during 2022, 2021 or 2020. Changes in CAP to our CEO and our other NEOs, however, are generally aligned with changes in net income (loss).

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationships Between Compensation Paid and Company Performance.
Net Income and Adjusted EBITDA. The graph below presents, for each of the years ended December 31, 2022, 2021 and 2020, the relationship between the CAP to our CEO and the average CAP to our other NEOs and each of Arconic’s net income (loss) and Adjusted EBITDA.

As demonstrated by the graph above, CAP to our CEO and to the other NEOs is generally aligned with Arconic’s Adjusted EBITDA reflecting the weighting of the Adjusted EBITDA performance metric with respect to both annual cash incentive compensation and PRSUs granted in each year of the reported period. See “Compensation Discussion & Analysis—2022 Compensation Structure and Design—Annual Cash Incentive Compensation” and “—Long-Term Incentive Compensation” for
additional information. The Compensation Committee did not use net income as a metric for purposes of determining or paying compensation during 2022, 2021 or 2020. Changes in CAP to our CEO and our other NEOs, however, are generally aligned with changes in net income (loss).

Total Shareholder Return Vs Peer Group [Text Block]
Relationships Between Compensation Paid and Company Performance.
Total Shareholder Return. The graph below presents, for the cumulative period from April 1, 2020 – December 31, 2022, the relationship between the CAP to our CEO and the average CAP to our other NEOs and each of Arconic’s TSR and the TSR of the Materials Index. April 1, 2020 was the date that “regular way” trading in the Company’s common stock commenced following the Separation.

As demonstrated by the graph above, CAP to our CEO and the average CAP to our other NEOs is generally aligned with Arconic’s TSR as well as the TSR of the Materials Index. CAP to the CEO and to the other NEOs was higher among the reported periods when Arconic achieved higher year-end closing stock prices in 2020 and 2021, reflecting the high proportion of variable pay at risk for the CEO and the other NEOs. Conversely, CAP to the CEO and the other NEOs was lowest in 2022 due to the challenging market conditions and financial performance reflected in Arconic's lower closing stock price in 2022. While average CAP to the other NEOs was subject to deviations, primarily due to the factors outlined in note 5 to the “Pay for Performance Table”, the average CAP to the other NEOs is generally aligned with Arconic’s TSR and the TSR of the Materials Index.

Equity Valuation Assumption Difference, Footnote [Text Block]
For purposes of the foregoing, the fair value of the stock awards at all applicable dates was calculated using the same methodology (including applicable assumptions) as used to account for share-based payments in Arconic’s financial statements. The assumptions used in calculating the fair value of awards at the applicable dates did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable year, except that (i) (A) the calculations of the fair value of the 2022-2024 PRSUs as of December 31, 2022 assumed a payout at 11.9%, (B) the calculation of the fair value of the 2021-2023 PRSUs as of December 31, 2022 and 2021 assumed a payout at 20.4% and 100%, respectively, and (C) the calculation of the fair value of the 2020-2022 PRSUs as of December 31, 2022, 2021 and 2020, assumed a payout at 7.9%, 8.3% and 100%, respectively, which was in each case the probable outcome of the applicable performance conditions as of December 31 of the applicable years, respectively, compared to the calculations of the grant date fair value of such PRSUs, which assumed a payout at target; (ii) the share price used to determine fair value as of December 31, 2022, 2021 and 2020 differed, in some cases materially, from the share price used to determine the grant date fair values; and (iii) for awards subject to the Relative TSR metric, the share price, risk-free interest rate based on the remaining performance period and estimated volatility assumptions used in the Monte Carlo calculations to determine the fair value as of December 31, 2022, 2021 and 2020 differed, in some cases materially, from the share price, risk-free interest rate based on the remaining performance period and estimated volatility assumptions used in the Monte Carlo calculations to determine the grant date fair values. For a discussion of the assumptions used to estimate the fair value of stock awards, please refer to the following sections of the Company’s Annual Report on Form 10-K for the year ended December 31, 2022: “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Critical Accounting Policies and Estimates—Stock-Based Compensation,” and “Stock-Based Compensation” in Notes B and K to the Consolidated Financial Statements.

Tabular List [Table Text Block]
List of Most Important Financial Performance Measures. The following table lists the most important financial performance measures used in 2022 to link CAP to our CEO and our other NEOs to Arconic’s performance. The financial performance measures and the non-financial performance measure are not ranked in order of importance. See “Compensation Discussion & Analysis—2022 Compensation Structure and Design” for applicable definitions of each metric and a discussion of the application of these measures in determining the compensation of our CEO and our other NEOs.
Performance Metric
Adjusted EBITDA
Free Cash Flow
Relative TSR(1)
Return on Invested Capital

Total Shareholder Return Amount	$ 306	477	431
Peer Group Total Shareholder Return Amount	220	228	178
Net Income (Loss)	$ (182,000,000)	$ (397,000,000)	$ (109,000,000)
Company Selected Measure Amount	706,000,000	712,000,000	633,400,000
PRSUs 2022-2024 Fair Value Assumption Payout Percentage	11.90%
PRSUs 2021-2023 Fair Value Assumption Payout Percentage	20.40%	100.00%
PRSUs 2020-2022 Fair Value Assumption Payout Percentage	7.90%	8.30%	100.00%
PEO Name	Mr. Myers	Mr. Myers	Mr. Myers
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(8)
Adjusted EBITDA is a non-GAAP financial measure. See “Appendix A—Reconciliation of Non-GAAP Financial Measures for Annual Cash Incentive Compensation” for additional information. In addition, for 2022, the Compensation Committee approved normalizing adjustments to Adjusted EBITDA to reflect the estimated impact of Arconic’s divestiture of its Russian operations in November 2022 on Adjusted EBITDA, and the estimated impact of energy price volatility, costs related to inflation and reduced demand in the European markets resulting from the conflict between Russia and Ukraine, all of which were determined to be outside of management’s control. See “Compensation Discussion and Analysis—2022 Compensation Structure and Plan Design—Annual Cash Incentive Compensation” for additional information.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital
PEO [Member] | Grant Date Fair Values of Awards Granted in Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,064,202)	$ (7,998,237)	$ (4,374,926)
PEO [Member] | Fair Value of All Such Awards Outstanding and Unvested as of Each Such Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,598,775	7,499,385	13,907,134
PEO [Member] | Changes in Fair Value from Prior Year to Applicable Year of Awards Granted in Prior Year That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,045,702)	(1,342,765)	1,842,930
PEO [Member] | Vesting Date of any Awards Granted in any Prior Year as to Which All Vesting Conditions were Satisfied During the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(326,687)	1,210,122	(314,585)
PEO [Member] | Fair Value as the Prior Year of Any Awards Granted in Any Prior Year as to Which Vesting Conditions Failed to be Met During the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(298,025)
Non-PEO NEO [Member] | Grant Date Fair Values of Awards Granted in Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(781,339)	(1,256,619)	(675,327)
Non-PEO NEO [Member] | Fair Value of All Such Awards Outstanding and Unvested as of Each Such Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	375,602	869,607	2,146,748
Non-PEO NEO [Member] | Changes in Fair Value from Prior Year to Applicable Year of Awards Granted in Prior Year That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,221,216)	(857,539)	695,124
Non-PEO NEO [Member] | Vesting Date of any Awards Granted in any Prior Year as to Which All Vesting Conditions were Satisfied During the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (123,537)	433,389	197,045
Non-PEO NEO [Member] | Fair Value as the Prior Year of Any Awards Granted in Any Prior Year as to Which Vesting Conditions Failed to be Met During the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (22,502)
Non-PEO NEO [Member] | Ms. Toman [Member] | Equity Awards in Connection with Separation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,700,000
Non-PEO NEO [Member] | Ms. Toman [Member] | Separation Payments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,400,000
Non-PEO NEO [Member] | Ms. Toman [Member] | Equity Awards of Cancellation and Forfeiture [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (2,340,000)
Non-PEO NEO [Member] | Ms. Perreiah [Member]
Pay vs Performance Disclosure [Table]
Cash Incentive Compensation Performance Percentage		40.00%
Non-PEO NEO [Member] | Mr. Woodall [Member]
Pay vs Performance Disclosure [Table]
Cash Incentive Compensation Performance Percentage		40.00%